As filed with the Securities and Exchange Commission on May 10, 2019

1933 Act Registration No. 333-59221

1940 Act Registration No. 811-08885

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 35	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 36	☒
(Check appropriate box or boxes)

ALIGHT SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

4 Overlook Point, Lincolnshire, IL	60069
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code: (847) 295-5000

Copy to:

Douglas S. Keith Alight Solutions, LLC 4 Overlook Point Lincolnshire, Illinois 60069	Alan Goldberg, Esq. Stradley Ronon Stevens & Young, LLP 191 North Wacker Drive, Suite 1601 Chicago, IL 60606
(Name and Address of Agent for Service)	(Name and Address of Agent for Process)

Approximate Date of Proposed Public Offering: As soon as practicable after the Post-Effective Amendment becomes effective.

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant, Alight Series Trust, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Lincolnshire, and the State of Illinois, on the 10th day of May, 2019.

Alight Series Trust

By:	Jeremy Fritz*
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement of the Registrant has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Jonathan Sohn*	Trustee	May 10, 2019

John D. Oliverio*	Trustee	May 10, 2019

/s/ Jeremy Fritz Jeremy Fritz	Trustee and President (Principal Executive Officer)	May 10, 2019

/s/ Douglas S. Keith Douglas S. Keith	Chief Compliance Officer, Treasurer and Chief Financial Officer (Principal Financial and Accounting Officer)	May 10, 2019

*By:	/s/ Jason Krellner
Jason Krellner

* As Attorney-in-Fact pursuant to the powers of attorney.

This Registration Statement contains certain disclosures regarding the Treasury Money Market Master Portfolio (the “Portfolio”), a series of the Master Investment Portfolio (the “Trust”). The Trust has, subject to the next sentence, duly caused this Registration Statement on Form N-1A of Alight Series Trust (the “Registrant”) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 10th day of May, 2019. The Trust is executing this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and the Portfolio and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

MASTER INVESTMENT PORTFOLIO, ON BEHALF OF TREASURY MONEY MARKET MASTER PORTFOLIO

By:	/s/ John M. Perlowski
John M. Perlowski President and Chief Executive Officer (Chief Executive Officer)

This Registration Statement on Form N-1A of the Registrant has been signed below by the following persons, solely in the capacities indicated and subject to the next sentence on the 10th day of May, 2019. Each of the following persons is signing this Registration Statement only in respect of the disclosures contained herein specifically describing the Master Investment Portfolio and the Treasury Money Market Master Portfolio and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

Signature	Title	Date

/s/ John M. Perlowski John M. Perlowski	President and Chief Executive Officer (Chief Executive Officer)	May 10, 2019

/s/ Neal J. Andrews Neal J. Andrews	Chief Financial Officer (Principal Financial and Accounting Officer)	May 10, 2019

Bruce R. Bond*	Trustee

Susan J. Carter*	Trustee

Collette Chilton*	Trustee

Neil A. Cotty*	Trustee

Lena G. Goldberg*	Trustee

Robert M. Hernandez*	Trustee

Henry R. Keizer*	Trustee

Cynthia A. Montgomery*	Trustee

Donald C. Opatrny*	Trustee

Joseph P. Platt*	Trustee

Mark Stalnecker*	Trustee

Kenneth L. Urish*	Trustee

Claire A. Walton*	Trustee

Robert Fairbairn*	Trustee

*By:	/s/ Benjamin Archibald	May 10, 2019
Benjamin Archibald

* As Attorney-in-Fact pursuant to powers of attorney.

INDEX TO EXHIBITS

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbas